Financial Instruments (Schedule of Sensitivity Analysis) (Details) - Currency risk [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Shekel/dollar [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Ten Percent Increase Effect On Net Income (Loss) And Equity	$ 6,261	$ 1,208
Five Percent Increase Effect On Net Income Loss And Equity	3,130	604
Five Percent Decrease Effect On Net Income Loss And Equity	(3,130)	(604)
Ten Percent Decrease Effect On Net Income (Loss) And Equity	(6,261)	(1,208)
Shekel/EUR [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Ten Percent Increase Effect On Net Income (Loss) And Equity		43
Five Percent Increase Effect On Net Income Loss And Equity		22
Five Percent Decrease Effect On Net Income Loss And Equity		(22)
Ten Percent Decrease Effect On Net Income (Loss) And Equity		(43)
Dollar/EUR [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Ten Percent Increase Effect On Net Income (Loss) And Equity		(15,855)
Five Percent Increase Effect On Net Income Loss And Equity		(7,928)
Five Percent Decrease Effect On Net Income Loss And Equity		7,928
Ten Percent Decrease Effect On Net Income (Loss) And Equity		15,855
Cpi Linked Member
Disclosure of risk management strategy related to hedge accounting [line items]
Two Percent Increase Effect On Net Income Loss And Equity	(5,578)	(6,114)
One Percent Increase Effect On Net Income Loss And Equity	(2,789)	(3,058)
One Percent Decrease Effect On Net Income Loss And Equity	2,789	3,058
Two Percent Decrease Effect On Net Income Loss And Equity	$ 5,578	$ 6,114